ORGANIZATION AND NATURE OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	¥ 20,008,382	$ 2,861,161	¥ 25,053,762
Short-term investments	4,185,379	598,501	928,322
Long-term payables	4,371,333	$ 625,092	4,387,864
Equity securities without readily determinable fair values	216,795		257,095
Trusts set up by JinkoSolar Investment
ORGANIZATION AND NATURE OF OPERATIONS
Outstanding balance of financial liabilities	64,000		2,706,000
Restricted cash	99,000		1,094,000
Shangrao Carbon and Industrial Equity Investment Fund Center LP. And Yantai Jinyi Investment Management Partnership LP.
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	439,000		349,000
Short-term investments	122,000		251,000
Available-for-sale securities	70,000		57,000
Other payables	40,000		40,000
Long-term payables	456,000		¥ 446,000
Equity securities without readily determinable fair values	¥ 37,000